GENERAL (Details) (USD $)	1 Months Ended
	Sep. 26, 2006	Dec. 31, 2012	Dec. 31, 2011	Apr. 13, 2009	Jul. 11, 2006
GENERAL [Abstract]
Ownership percentage					80.00%
Debt instrument, face amount	$ 2,250,000
Promissory note term, months	60
Number of installment payments	5
Debt instrument, periodic principal payment	450,000
Basis spread over LIBOR rate	1.50%
Consideration for assets acquired				250,000
Percent of revenue payable over the first three years				3.00%
Percent of revenue payable over an unlimited duration				2.00%
Accumulated deficit		$ (4,872,902)	$ (4,867,902)